UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VIP Global Gold Fund

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS (a)
September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 91.4%
Australia: 4.7%
46,000	Evolution Mining Ltd. #	$36,558
61,000	Gryphon Minerals Ltd. * #	8,325
10,000	Newcrest Mining Ltd. * #	109,981
35,000	Papillon Resources Ltd. * #	36,284
42,000	Perseus Mining Ltd. * #	21,810
		212,958

Canada: 63.4%
10,000	Alamos Gold, Inc.	155,332
8,000	Asanko Gold, Inc. (USD) *	18,400
26,000	AuRico Gold, Inc. (USD)	99,060
35,000	B2Gold Corp. *	87,326
11,000	B2Gold Corp. (USD) *	27,280
8,000	Bear Creek Mining Corp. *	18,019
26,000	Belo Sun Mining Corp. *	11,485
15,000	Continental Gold Ltd. *	54,318
12,000	Eastmain Resources, Inc. *	3,844
42,000	Eldorado Gold Corp. (USD)	281,820
7,000	Fortuna Silver Mines, Inc. (USD) *	25,550
5,000	Franco-Nevada Corp. (USD)	226,300
12,000	Gold Canyon Resources, Inc. *	3,903
12,000	Goldcorp, Inc. (USD)	312,120
10,000	Guyana Goldfields, Inc. *	21,941
20,000	Kinross Gold Corp. (USD) *	101,000
2,500	New Gold, Inc. *	14,902
47,500	New Gold, Inc. (USD) *	284,050
15,000	Orezone Gold Corp. *	5,898
52,000	Osisko Mining Corp. *	263,016
2,000	Premier Gold Mines Ltd. *	4,077
8,000	Pretium Resources, Inc. *	55,221
7,000	Primero Mining Corp. (USD) *	38,150
23,000	Romarco Minerals, Inc. *	8,708
20,000	Roxgold, Inc. *	13,592
15,000	Rubicon Minerals Corp. (USD) *	18,900
19,000	Sabina Gold & Silver Corp. *	16,232
10,000	Semafo, Inc.	24,076
12,000	Silver Wheaton Corp. (USD)	297,240
21,000	Silvercorp Metals, Inc. (USD)	68,670
18,000	Sulliden Gold Corp. Ltd. *	17,125
12,000	Timmins Gold Corp. *	20,271
52,000	Torex Gold Resources, Inc. *	67,142
21,000	Volta Resources, Inc. *	4,689
19,000	Yamana Gold, Inc. (USD)	197,600
		2,867,257

Mexico: 2.5%
7,000	Fresnillo Plc (GBP) #	110,206

United Kingdom: 8.2%
19,000	Lydian International Ltd. (CAD) *	12,359
5,000	Randgold Resources Ltd. (ADR)	357,650
		370,009

United States: 12.6%
21,000	Argonaut Gold, Inc. (CAD) *	122,732
10,000	Klondex Mines Ltd. (CAD) *	13,494
20,000	Midway Gold Corp. *	19,100
2,000	Newmont Mining Corp.	56,200
4,000	Royal Gold, Inc.	194,640
9,000	Tahoe Resources, Inc. (CAD) *	161,992
		568,158

Total Common Stocks (Cost: $4,202,950)		4,128,588

EXCHANGE TRADED FUND: 2.8% (Cost: $124,119)
1,000	SPDR Gold Trust *	128,170

MONEY MARKET FUND: 6.2% (Cost: $281,683)
281,683	AIM Treasury Portfolio - Institutional Class	281,683

Total Investments: 100.4% (Cost: $4,608,752)		4,538,441
Liabilities in excess of other assets: (0.4)%		(18,470)
NET ASSETS: 100.0%		$4,519,971

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

(a)	Represents consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $323,164 which represents 7.1% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Minerals	0.6%	$27,225
Gold Mining	73.7	3,347,023
Metal - Diversified	0.1	4,689
Precious Metals	5.1	229,966
Silver Mining	11.5	519,685
Exchange Traded Fund	2.8	128,170
Money Market Fund	6.2	281,683
	100.0%	$4,538,441

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$212,958	$—	$212,958
Canada	2,867,257	—	—	2,867,257
Mexico	—	110,206	—	110,206
United Kingdom	370,009	—	—	370,009
United States	568,158	—	—	568,158
Exchange Traded Fund	128,170	—	—	128,170
Money Market Fund	281,683	—	—	281,683
Total	$4,215,277	$323,164	$—	$4,538,441

See Notes to Schedule of Investments

VAN ECK VIP GLOBAL GOLD FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2013 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Basis for Consolidation–The VIP Gold Fund Subsidiary (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 25, 2013. The Subsidiary is a wholly-owned subsidiary of the VIP Global Gold Fund. The Subsidiary acts as investment vehicle for the Fund in order to effect certain investments on behalf of the Fund.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2013 was $4,608,752 and net unrealized depreciation aggregated $70,311 of which $170,542 related to appreciated securities and $240,853 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Global Gold Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Gold Fund

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Global Gold Fund

Date: November 26, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Gold Fund

Date: November 26, 2013